ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 90.9%
CONSUMER DISCRETIONARY 18.8%
Diversified Consumer Services 2.3%
H&R Block	3,634,858	79,022
ServiceMaster	828,500	9,288
Weight Watchers	1,480,000	65,623
		153,933
Hotels, Restaurants & Leisure 0.5%
OSI Restaurant Partners	1,150,000	36,467
		36,467
Household Durables 0.6%
Newell Rubbermaid	1,495,000	42,338
		42,338
Leisure Equipment & Products 2.5%
Hasbro	2,840,000	64,610
Mattel	5,375,000	105,887
		170,497
Media 9.5%
Cox Radio, Class A (1)	1,887,400	28,972
Discovery Holding, Series A (1)	3,181,600	46,006
Dow Jones	1,293,900	43,397
EchoStar Communications, Class A (1)	1,018,500	33,346
Entercom Communications (2)	849,200	21,400
Lamar Advertising (1)	540,800	28,884
Liberty Media Capital, Class A (1)	385,000	32,174
Meredith	1,141,000	56,286
New York Times, Class A	2,664,800	61,237
Pearson (GBP)	4,010,000	57,075
Reuters (GBP)	2,525,000	20,533
Scholastic (1)	1,595,400	49,697
Tribune	2,860,000	93,579
Univision Communications, Class A (1)	2,065,000	70,912
		643,498
Multiline Retail 1.3%
Big Lots (1)	1,106,500	21,920
Family Dollar Stores	2,202,900	64,413
		86,333
Specialty Retail 2.1%
GAP	3,516,000	66,628
TJX	2,735,000	76,662
		143,290
Total Consumer Discretionary		1,276,356
CONSUMER STAPLES 4.5%
Food Products 3.3%
Campbell Soup	378,700	13,822
ConAgra	3,475,000	85,068
Heinz	291,000	12,202
McCormick	670,000	25,447
Sara Lee	5,422,400	87,138
		223,677
Household Products 1.2%
Clorox	1,285,000	80,955
		80,955
Total Consumer Staples		304,632
ENERGY 3.5%
Energy Equipment & Services 0.9%
Hanover Compressor (1)	3,331,500	60,700
		60,700
Oil, Gas & Consumable Fuels 2.6%
Hess	1,400,000	57,988
Murphy Oil	2,405,000	114,358
		172,346

Total Energy		233,046
FINANCIALS 19.4%

Capital Markets 2.9%
Investors Financial Services	1,426,200	61,441
Janus Capital Group	2,989,200	58,947
Lazard	443,600	17,735
Northern Trust	1,029,000	60,124
		198,247
Commercial Banks 5.7%
Commerce Bancshares	1,163,031	58,814
First Horizon National	1,370,000	52,074
PNC Financial Services Group	545,000	39,480
Regions Financial	1,200,000	44,148
Synovus Financial	2,745,000	80,621
TCF Financial	1,410,000	37,069
Valley National Bancorp	210,000	5,370
WestAmerica	1,395,000	70,461
		388,037
Insurance 9.7%
Aspen Insurance Holdings	1,616,000	41,741
Axis Capital Holdings	2,146,300	74,455
Genworth Financial, Class A	1,960,000	68,620
Lincoln National	1,079,501	67,015
Marsh & McLennan	6,150,000	173,123
Ohio Casualty	1,143,000	29,569
St. Paul Travelers Companies	1,036,975	48,624
UnumProvident	1,067,700	20,703
Willis Group Holdings	2,150,000	81,700
XL Capital	700,600	48,131
		653,681
Real Estate Investment Trusts (REITs) 0.1%
Apartment Investment & Management, REIT, Class A	150,000	8,161
		8,161
Real Estate Management & Development 0.6%
St. Joe	718,500	39,424
		39,424
Thrifts & Mortgage Finance 0.4%
NewAlliance Bancshares	1,928,300	28,250
		28,250
Total Financials		1,315,800
HEALTH CARE 7.9%
Biotechnology 1.1%
MedImmune (1)	1,090,000	31,839
Neurocrine Biosciences (1)	600,000	6,450
OSI Pharmaceuticals (1)	1,025,000	38,468
		76,757
Health Care Equipment & Supplies 1.6%
Becton, Dickinson	590,000	41,695
Zimmer Holdings (1)	987,700	66,670
		108,365
Health Care Providers & Services 4.2%
AMERIGROUP (1)	255,000	7,535
Health Management	2,955,000	61,760
HealthSouth (1)	3,608,350	17,898
LifePoint Hospitals (1)	850,000	30,022
Lincare Holdings (1)	1,905,000	65,989
Universal Health Services	1,670,000	100,083
		283,287
Pharmaceuticals 1.0%
Barr Pharmaceuticals (1)	300,000	15,582
Valeant Pharmaceuticals	2,600,000	51,428
		67,010
Total Health Care		535,419
INDUSTRIALS & BUSINESS SERVICES 9.0%
Aerospace & Defense 1.0%
Raytheon	1,189,000	57,084
Rockwell Collins	162,200	8,895
		65,979
Airlines 1.2%
Southwest Airlines	4,690,000	78,135
		78,135
Building Products 1.5%
American Standard	1,475,000	61,906
USG (1)	855,000	40,219
		102,125
Commercial Services & Supplies 3.5%
Allied Waste Industries (1)	3,955,000	44,573
Cintas	1,665,000	67,982
Equifax	1,670,000	61,305
Manpower	1,085,000	66,478
		240,338
Electrical Equipment 0.4%
American Power Conversion	1,165,688	25,599
		25,599
Machinery 0.5%
Deere	385,000	32,305
		32,305
Road & Rail 0.9%
Laidlaw International	2,350,000	64,226
		64,226
Total Industrials & Business Services		608,707
INFORMATION TECHNOLOGY 9.3%
Computers & Peripherals 1.2%
Sun Microsystems (1)	16,250,000	80,762
		80,762
Electronic Equipment & Instruments 2.3%
AVX	3,536,100	62,554
Molex, Class A	2,746,200	90,377
		152,931
IT Services 0.7%
Sabre Holdings, Class A	1,775,000	41,517
Total System Services	298,500	6,815
		48,332
Semiconductor & Semiconductor Equipment 2.1%
KLA-Tencor	515,000	22,902
Novellus Systems (1)	2,648,590	73,260
Teradyne (1)	3,700,000	48,692
		144,854
Software 3.0%
Intuit (1)	3,234,992	103,811
McAfee (1)	1,015,000	24,827
Synopsys (1)	3,765,000	74,246
		202,884
Total Information Technology		629,763
MATERIALS 5.6%
Chemicals 1.6%
Nalco Holding (1)	5,764,300	106,755
Potash Corporation of Saskatchewan	45,000	4,689
		111,444
Metals & Mining 0.7%
AngloGold ADR	1,155,000	43,590
Meridian Gold (1)	102,800	2,555
		46,145
Paper & Forest Products 3.3%
Bowater	1,020,000	20,981
Domtar (CAD) (1)	7,379,500	43,409
International Paper	2,785,000	96,445
MeadWestvaco	600,200	15,911
Weyerhaeuser	745,000	45,840
		222,586
Total Materials		380,175
TELECOMMUNICATION SERVICES 1.3%
Wireless Telecommunication Services 1.3%
Telephone & Data Systems	1,911,800	80,487
Telephone & Data Systems, Special Shares	158,400	6,470
Total Telecommunication Services		86,957
UTILITIES 7.3%
Electric Utilities 1.3%
Pinnacle West Capital	1,909,500	86,023
		86,023
Independent Power Producers & Energy Traders 1.2%
Dynegy, Class A (1)	7,330,000	40,608
Mirant (1)	1,534,300	41,902
NRG Energy (1)	65,800	2,981
		85,491
Multi-Utilities 4.8%
Duke Energy	2,375,000	71,725
Energy East	1,120,300	26,574
NiSource	4,437,600	96,473
Teco Energy	6,455,000	101,021
XCEL Energy	1,337,300	27,615
		323,408
Total Utilities		494,922

Total Miscellaneous Common Stock 4.3% (1)(3)		293,302

Total Common Stocks (Cost $5,431,689)		6,159,079
CONVERTIBLE PREFERRED STOCKS 1.0%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
General Motors, Series A, 4.50%	775,000	19,174
Total Consumer Disrectionary		19,174
INDUSTRIALS & BUSINESS SERVICES 0.5%
Commercial Services & Supplies 0.5%
Allied Waste Industries, 6.25%	101,900	32,022
Total Industrials & Business Services		32,022
UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
NRG Energy, 4.00% (4)	12,000	15,008
Total Utilities		15,008
Total Convertible Preferred Stocks (Cost $53,899)		66,204
CONVERTIBLE BONDS 0.9%
Lucent Technologies, Series B, 2.75%, 6/15/25
(Tender 6/15/13)	61,178,000	61,300
Xcel Energy, 7.50%, 11/21/07	1,365,000	2,301
Total Convertible Bonds (Cost $61,914)		63,601
SHORT-TERM INVESTMENTS 7.4%
Money Market Funds 7.4%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(5)	504,394,485	504,394
Total Short-Term Investments (Cost $504,394)		504,394
Total Investments in Securities
100.2% of Net Assets (Cost $6,051,896)		$6,793,278

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$15,008 and represents 0.2% of net assets.
(5)	Seven-day yield
ADR	American Depository Receipts
CAD	Canadian Dollar
GBP	British Pound
REIT	Real Estate Investment Trust

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income‡	9/30/06		12/31/05
Entercom
Communications	$3,583	$31,303	$1,339	$21,400	$	*
T. Rowe Price
Reserve Investment
Fund, 5.37%	¤	¤	19,479	504,394		546,482
Totals			$20,818	$525,794		$546,482

‡	Includes dividend income of $20,818 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2005.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $6,051,896,000. Net unrealized gain aggregated $741,382,000 at period-end, of which $858,661,000 related to appreciated investments and $117,279,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006